Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Gross carrying amount	¥ 267,035	¥ 266,756
Accumulated amortization	(209,092)	(208,896)
Impairment	0	0
Intangibles, net	¥ 57,943	¥ 57,860	$ 8,427	$ 8,893
Technical know-how [Member]
Weighted average amortization period	5 years 8 months 12 days	5 years 8 months 12 days
Gross carrying amount	¥ 209,363	¥ 209,084
Accumulated amortization	(209,092)	(208,896)
Impairment	0	0
Intangibles, net	271	188	39	29
Trademarks [Member]
Gross carrying amount	57,672	57,672
Accumulated amortization	0	0
Impairment	0	0
Intangibles, net	¥ 57,672	¥ 57,672	$ 8,388	$ 8,864